Finance Lease Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Finance Lease Receivable [Abstract]
Schedule of classified a finance lease receivable
Finance lease receivable	31 Dec 2020	31 Dec 2019
	$000	$000
Current	152	143
Non-current	-	149
	152	292

Schedule of undiscounted lease payments
	1 Year	2 years	3 or more years
	$000	$000	£000
Undiscounted lease payments receivable	152		-
	152		-

Schedule of income from its subleasing activities
Finance Lease Receivable	31 December 2020
$000
Finance Lease receivable as at 1 Jan 2020	292
Sublease income	(152)
Exchange rate differences	12
152